Statutory Prospectus Supplement dated May 14, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Classes A, B, C, R and Y shares of the Fund listed below:
Invesco Small Companies Fund
Effective August 1, 2012, Invesco Small Companies Fund will change its name to Invesco Select Companies Fund.
Effective August 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund”:
“The Fund generally invests in equity securities of small-capitalization issuers.”
Statutory Prospectus Supplement dated May 14, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Balanced-Risk Allocation Fund Invesco Balanced-Risk Commodity Strategy Fund Invesco China Fund Invesco Developing Markets Fund Invesco Emerging Market Local Currency Debt Fund	Invesco Emerging Markets Equity Fund Invesco Endeavor Fund Invesco International Total Return Fund Invesco Premium Income Fund Invesco Small Companies Fund
Effective August 1, 2012, Invesco Small Companies Fund will change its name to Invesco Select Companies Fund.
Effective August 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summaries—Invesco Small Companies Fund—Principal Investment Strategies of the Fund”:
“The Fund generally invests in equity securities of small-capitalization issuers.”